GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets of Indefinite Useful Life [Abstract]
Schedule of movement of goodwill
	Air Transport	Coalition and loyalty program Multiplus	Total
	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2018	2,146,692	525,858	2,672,550
Increase (decrease) due to exchange rate differences	(300,203)	(76,922)	(377,125)
Adjustment IAS 29, hyperinflation Argentina	335	-	335
Others	(1,688)	-	(1,688)
Closing balance as of December 31, 2018	1,845,136	448,936	2,294,072
Opening balance as of January 1, 2019	1,845,136	448,936	2,294,072
Increase (decrease) due to exchange rate differences	(67,133)	(17,363)	(84,496)
Transfer from Multiplus S.A. (see nota 1)	431,573	(431,573)	-
Closing balance as of December 31, 2019	2,209,576	-	2,209,576
Opening balance as of January 1, 2020	2,209,576	-	2,209,576
Increase (decrease) due to exchange rate differences	(480,601)	-	(480,601)
Impairment loss	(1,728,975)	-	(1,728,975)
Closing balance as of December 31, 2020	-	-	-

Schedule of recoverable values
Air transportation CGU
Annual growth rate (Terminal)%		1.1
Exchange rate (1)	R$/US$	4.8 - 5.2
Discount rate based on the weighted average cost of capital (WACC) (2)%		8.0 - 19.4
Fuel Price from futures price curves commodities markets	US$/barrel	52-75
Air Transportation CGU
Annual growth rate (terminal)%		0.6-1.6
Exchange rate (1)	R$/US$	5.4-5.6
Discount rate based on weighted average cost of capital (WACC - Weighted Average Cost of Capital)%		8.65-9.65
Fuel price from future price curves of the commodity markets.	US$/barril	60-78

Schedule of single rate the possible impairment scenario
	Actual	7.5%	8.0%	9.0%	10.0%
WACC	MUS$	MUS$	MUS$	MUS$	MUS$

Excess (Impairment)	(1,716)	381	(564)	(2,095)	(3,280)

Schedule of CGU is sensitive to annual growth, discount and exchange rates
	Increase	Decrease rate
	WACC	terminal growth
	Maximum	minimal
	%	%
Air Transportation CGU	9.65	0.6